Derivative Instruments (Schedule of fair value of derivative contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 508	$ 920
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(76)	0
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	21,248	19,482
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	508	920
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ (76)	$ 0